PATENT RIGHTS - Summary of Patent Rights (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Disclosure of detailed information about intangible assets [line items]
Balance at January 1, 2021	$ 1,778
Additions	97
Amortization	(12)
Balance at March 31, 2021	1,863
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at January 1, 2021	2,130
Additions	97
Amortization
Balance at March 31, 2021	2,227
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at January 1, 2021	(352)
Additions
Amortization	(12)
Balance at March 31, 2021	$ (364)